Shareholder Report, Holdings (Details)	May 31, 2024
C000219333 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219333 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000219333 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219333 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000219333 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219333 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000219333 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000103068 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103068 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000103068 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103068 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000103068 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103068 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000103068 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000103069 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103069 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000103069 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103069 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000103069 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103069 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000103069 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000177200 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177200 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000177200 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000177200 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000177200 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177200 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000177200 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%